Average Annual Total Returns			12 Months Ended	32 Months Ended		59 Months Ended		60 Months Ended	69 Months Ended	99 Months Ended	107 Months Ended	120 Months Ended
		Feb. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Beacon Planned Return Strategy Fund | CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.91%					9.33%		6.79%
Performance Inception Date		Oct. 02, 2017
Beacon Planned Return Strategy Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%					14.42%		14.71%
Performance Inception Date		Oct. 02, 2017
Beacon Planned Return Strategy Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			11.14%					8.20%		8.18%
Performance Inception Date		Oct. 02, 2017
Beacon Planned Return Strategy Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.46%					5.43%		5.76%
Performance Inception Date		Oct. 02, 2017
Beacon Planned Return Strategy Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.98%					5.71%		5.80%
Performance Inception Date		Oct. 02, 2017
Brigade High Income Fund | Founders Class
Prospectus [Line Items]
Average Annual Return, Percent			7.58%		10.83%
Performance Inception Date		May 02, 2023
Brigade High Income Fund | Founders Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.75%		6.24%
Performance Inception Date		May 02, 2023
Brigade High Income Fund | Founders Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.41%		6.31%
Performance Inception Date		May 02, 2023
Brigade High Income Fund | Founders Class | Bloomberg US Aggregate Bond Index (No fees, expenses, or taxes applied)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		4.25%
Performance Inception Date		May 02, 2023
Brigade High Income Fund | Founders Class | 60% ICE BofA US HY Constrained / 40% Credit Suisse Leverage Loan (No fees, expenses, or taxes applied)
Prospectus [Line Items]
Average Annual Return, Percent			7.47%		9.25%
Performance Inception Date		May 02, 2023
Brigade High Income Fund | Founders Class | ICE BofA US High Yield Constrained Index (No fees, expenses, or taxes applied)
Prospectus [Line Items]
Average Annual Return, Percent			8.50%		9.49%
Performance Inception Date		May 02, 2023
Brigade High Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.57%	10.79%
Performance Inception Date		May 05, 2023
Brigade High Income Fund | Institutional Class | Bloomberg US Aggregate Bond Index (No fees, expenses, or taxes applied)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	3.79%
Performance Inception Date		May 05, 2023
Brigade High Income Fund | Institutional Class | 60% ICE BofA US HY Constrained / 40% Credit Suisse Leverage Loan (No fees, expenses, or taxes applied)
Prospectus [Line Items]
Average Annual Return, Percent			7.47%	9.46%
Performance Inception Date		May 05, 2023
Brigade High Income Fund | Institutional Class | ICE BofA US High Yield Constrained Index (No fees, expenses, or taxes applied)
Prospectus [Line Items]
Average Annual Return, Percent			8.50%	9.78%
Performance Inception Date		May 05, 2023
Carret Kansas Tax-Exempt Bond Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			4.88%					0.30%				1.65%
Carret Kansas Tax-Exempt Bond Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.88%					0.29%				1.63%
Carret Kansas Tax-Exempt Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.77%					0.66%				1.79%
Carret Kansas Tax-Exempt Bond Fund | Institutional Class | Bloomberg US Municipal Bond: 7 Year (6-8) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.68%					1.03%				2.24%
Carret Kansas Tax-Exempt Bond Fund | Institutional Class | Bloomberg Municipal Bond Index(1) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		4.25%					0.80%				2.34%
Carret Kansas Tax-Exempt Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.02%					(0.80%)				0.93%
Carret Kansas Tax-Exempt Bond Fund | Class A | Bloomberg US Municipal Bond: 7 Year (6-8) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.68%					1.03%				2.24%
Carret Kansas Tax-Exempt Bond Fund | Class A | Bloomberg Municipal Bond Index(1) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		4.25%					0.80%				2.34%
Clarkston Partners Fund | Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		11.91%					7.26%				10.40%
Clarkston Partners Fund | Russell 3000® Index(2) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.15%					13.15%				14.29%
Clarkston Partners Fund | Founders Class
Prospectus [Line Items]
Average Annual Return, Percent			(8.33%)					1.99%				6.94%
Clarkston Partners Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			(8.38%)					1.90%				6.82%
Clarkston Partners Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(9.39%)					0.65%				5.75%
Clarkston Partners Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(4.32%)					1.41%				5.39%
Clarkston Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.36%					13.59%	14.78%
Performance Inception Date	[6]	Apr. 01, 2016
Clarkston Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		17.15%					13.15%	14.49%
Performance Inception Date	[7]	Apr. 01, 2016
Clarkston Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			8.30%					6.69%	8.87%
Performance Inception Date		Apr. 01, 2016
Clarkston Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.23%					5.85%	7.93%
Performance Inception Date		Apr. 01, 2016
Clarkston Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.58%					5.12%	7.03%
Performance Inception Date		Apr. 01, 2016
Clarkston Founders Fund | Founders Class
Prospectus [Line Items]
Average Annual Return, Percent	[8]		7.44%			3.98%
Performance Inception Date		Feb. 16, 2021
Clarkston Founders Fund | Founders Class | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		10.60%			7.18%	[8]
Performance Inception Date		Feb. 16, 2021
Clarkston Founders Fund | Founders Class | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		17.15%			12.13%	[8]
Performance Inception Date		Feb. 16, 2021
Clarkston Founders Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[11]		7.36%					5.10%			8.11%
Performance Inception Date	[11]	Jan. 31, 2017
Clarkston Founders Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]		6.54%					4.49%			7.56%
Performance Inception Date	[11]	Jan. 31, 2017
Clarkston Founders Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]		4.91%					3.89%			6.46%
Performance Inception Date	[11]	Jan. 31, 2017
Clarkston Founders Fund | Institutional Class | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9],[11]		10.60%					8.67%			10.52%
Performance Inception Date	[11]	Jan. 31, 2017
Clarkston Founders Fund | Institutional Class | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10],[11]		17.15%					13.15%			14.37%
Performance Inception Date	[11]	Jan. 31, 2017
Hillman Value Fund | Russell 1000 Value Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%					11.33%				10.53%
Hillman Value Fund | FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		17.13%					13.40%				14.45%
Hillman Value Fund | Hillman Value Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.09%					9.48%				11.48%
Hillman Value Fund | Hillman Value Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.68%					6.57%				9.53%
Hillman Value Fund | Hillman Value Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.90%					6.88%				9.00%

[1]	The CBOE S&P 500 BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.
[2]	Broad-based securities market index.
[3]	Broad-based securities market index
[4]	The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.
[5]	The Russell 3000® Index is a broad-based securities market index that measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market.
[6]	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.
[7]	The Russell 3000® Index is a broad-based securities market index that measures the performance of the largest 3,000 U.S. companies designed to represent approximately 98% of the investable U.S. equity market.
[8]	Inception February 16, 2021.
[9]	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe and includes approximately 800 of the smallest securities in the Russell 1000® Index. The Russell 1000® Index includes the 1,000 largest stocks in the Russell 3000® Index.
[10]	The Russell 3000® Index is a broad-based securities market index that measures the performance of the largest 3000 U.S. companies designed to represent approximately 98% of the investable U.S. market.
[11]	Inception January 31, 2017.
[12]	Broad-based securities market index